CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Cash flows from operating activities
Net loss	$ (2,537,035)	$ (1,105,278)	$ (7,353,062)	$ (6,887,678)
Adjustments to reconcile net loss to net cash flows from operating activities
Depreciation	5,782	6,684	24,465	18,349
Stock based compensation expense	1,838,532	420,970	4,872,909	3,959,367
Loss on disposal of assets	8,775
Security deposits	(10,890)			(2,200)
Accretion of debt discount				663,918
Changes in operating assets and liabilities:
Deferred research and development costs	111,117	(77,706)	6,148	(446,904)
Prepaid expenses and other assets	35,185	20,047	(9,315)	11,987
Accounts payable and accrued expenses	10,792	25,700	(44,121)	3,933
Operating lease assets and liabilities	(353)	68	266	87
Related party payable	(41,219)	61,047	55,253	57,933
Interest payable				76,057
Net cash flows from operating activities	(579,314)	(648,468)	(2,447,457)	(2,545,151)
Cash flows used in investing activity
Purchaseof short-term investments	(5,000,000)
Proceeds from the sale of assets	2,161
Purchase of equipment	(27,726)	(5,031)	(5,031)	(1,347,664)
Net cash flows used in investing activity	(5,025,565)	(5,031)	(5,031)	(1,347,664)
Cash flows from financing activities
Proceeds from the issuance of equity securities				19,800,000
Net cash flows from financing activities				19,800,000
Effect of exchange rate changes on cash and cash equivalents	2,866
Net increase (decrease) in cash and cash equivalents	(5,602,013)	(653,499)	(2,452,488)	15,907,185
Cash and cash equivalents at beginning of period	14,151,523	16,604,011	16,604,011	696,826
Cash and cash equivalents at end of period	8,549,510	15,950,512	14,151,523	16,604,011
Supplemental disclosure of cash flow information:
Interest paid in cash				52,182
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Common stock issued for conversion of note payable				$ 5,200,000